INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - ROLLFORWARD (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Distributions of earnings from equity method investees		$ 23,659
Should be distributions of capital / return of capital		60,293
Earnings from investments in consumer loan equity method investees	24,129	60,293	[1]
Investment in consumer loan equity method investees, ending	192,498 [2]	192,498	[2]
Consumer Loan Investees
Investment in consumer loan equity method investees, beginning
Contributions to consumer loan equity method investees		245,421
Distributions of earnings from equity method investees		(60,293)
Should be distributions of capital / return of capital		(52,923)
Earnings from investments in consumer loan equity method investees		60,293
Investment in consumer loan equity method investees, ending	$ 192,498	$ 192,498

[1]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.
[2]	(A) Represents our historical consolidated balance sheet at September 30, 2013.